Stockholders' Equity (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of stock option activity and related information
Outstanding, beginning of year, Shares	227,750
Outstanding, beginning of year Weighted-Average Exercise Price	$ 15.28
Granted, Shares		0	0
Granted, Weighted Average Exercise Price
Exercised, Shares
Exercised, Weighted Average Exercise Price
Forfeited or expired, Shares
Forfeited or expired, Weighted-Average Exercise Price
Outstanding, end of year, Shares	227,750	227,750
Outstanding, end of year Weighted-Average Exercise Price	$ 15.28	$ 15.28
Exercisable at end of year, Shares	227,750
Exercisable at end of year Weighted Average Exercise Price	$ 15.28